IPO Related Expenses - Schedule of IPO Related Expenses (Details) - IPO [Member] - AUD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of IPO Related Expenses [Line Items]
Legal fees	$ 54,781	$ 50,704
Consultant fees	530,166	14,122
Audit fees (IPO Related)		101,978
Total IPO related expenses	$ 584,947	$ 166,804